PROPERTY, PLANT AND EQUIPMENT - Impairment of property, plant and equipment (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Impairment of non-financial assets	R$ 199,627	R$ 199,627
Non cash effect on addition in Property Plant and Equipment		404,707	R$ 474,369
Brazil
PROPERTY, PLANT AND EQUIPMENT
Impairment of non-financial assets	R$ 199,627
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets		346,147	281,560
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets		488,533	339,236
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets		711	0
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Carrying value of impaired assets		R$ 562,009	R$ 543,726